Consolidated Statements of Changes in Temporary Equity and Shareholders' Deficit - USD ($) $ in Thousands	Total	Preference Shares [member]	Common shares [member]	Additional Paid-in Capital [Member]	Accumulated Deficit [Member]	Accumulated Other Comprehensive Income [member]
Beginning Balance, Temporary Equity at Dec. 30, 2017	$ 7,401			$ 8,345	$ (1,958)	$ 1,014
Beginning Balance, Temporary Equity (Shares) at Dec. 30, 2017			2,837,383
Beginning Balance, Permanent Equity (Shares) at Dec. 30, 2017			1,812,601
Net loss	(15,527)				(15,527)
Foreign currency translation adjustment	332					332
Exercise of stock options (Shares)			10,000
Exercise of stock options	41			41
Issuance of common shares upon warrant settlement (Shares)			136,707
Issuance of common shares upon warrant settlement	8,705			8,705
Ending Balance, Temporary Equity (Shares) at Jul. 09, 2018			1,812,601
Beginning Balance, Temporary Equity at Aug. 08, 2018	275,640		$ 23
Beginning Balance, Permanent Equity at Aug. 08, 2018	(1,628)			2,315	(3,966)
Beginning Balance, Permanent Equity (Shares) at Aug. 08, 2018		213,657,244
Net loss	(9,761)				(9,761)
Foreign currency translation adjustment	(3,111)					(3,111)
Preference share accretion, Temporary Equity	8,763
Preference share accretion, Permanent Equity	(8,763)				(8,763)
Ending Balance, Temporary Equity at Dec. 31, 2018	284,403		$ 23
Ending Balance, Temporary Equity (Shares) at Dec. 31, 2018		213,657,244
Ending Balance, Permanent Equity at Dec. 31, 2018	(23,263)			2,315	(22,490)	(3,111)
Beginning Balance, Temporary Equity (Shares) at Sep. 07, 2018			2,984,090
Beginning Balance, Permanent Equity at Sep. 07, 2018	952			17,091	(17,485)	1,346
Net loss	(9,761)
Ending Balance, Temporary Equity at Dec. 31, 2018	284,403		$ 23
Ending Balance, Temporary Equity (Shares) at Dec. 31, 2018		213,657,244
Ending Balance, Permanent Equity at Dec. 31, 2018	(23,263)			2,315	(22,490)	(3,111)
Net loss	(40,207)				(40,207)
Foreign currency translation adjustment	10,351					10,351
Issuance of common shares	79		$ 1	78
Issuance of common shares (Shares)			60,822
Issuance of preference shares, Temporary Equity	6,080
Issuance of preference shares, Temporary Equity (Shares)		4,904,075
Preference share accretion, Temporary Equity	(28,322)	$ 28,322			(28,322)
Ending Balance, Temporary Equity at Dec. 31, 2019	$ 318,805	$ 318,805	$ 24
Ending Balance, Temporary Equity (Shares) at Dec. 31, 2019	218,561,319	218,561,319	1,873,423
Ending Balance, Permanent Equity at Dec. 31, 2019	$ (81,362)			2,393	(91,019)	7,240
Net loss	(30,348)				(30,348)
Foreign currency translation adjustment	4,153					4,153
Preference share accretion, Temporary Equity	31,870
Preference share accretion, Permanent Equity	(31,870)				(31,870)
Ending Balance, Temporary Equity at Dec. 31, 2020	$ 350,675		$ 24
Ending Balance, Temporary Equity (Shares) at Dec. 31, 2020	218,561,319	218,561,319	1,873,423
Ending Balance, Permanent Equity at Dec. 31, 2020	$ (139,427)			$ 2,393	$ (153,237)	$ 11,393